Equity Investments (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments [Table Text Block]
Our principal direct and indirect equity investments are as follows at December 31:

Percent of Ownership	2022	2021
PO Joint Ventures—
European PO Joint Venture	50.00%	50.00%
U.S. PO Joint Venture - Series A	23.71%	23.71%
U.S. PO Joint Venture - Series B	100.00%	100.00%
Louisiana Joint Venture	50.00%	50.00%
Bora LyondellBasell Petrochemical Co. Ltd.	50.00%	50.00%
Basell Orlen Polyolefins Sp. Z.o.o.	50.00%	50.00%
Saudi Polyolefins Company	25.00%	25.00%
Saudi Ethylene & Polyethylene Company Ltd.	25.00%	25.00%
Al-Waha Petrochemicals Ltd.	25.00%	25.00%
Polymirae Co. Ltd.	50.00%	50.00%
HMC Polymers Company Ltd.	28.56%	28.56%
Indelpro S.A. de C.V.	49.00%	49.00%
Ningbo ZRCC Lyondell Chemical Co. Ltd.	26.65%	26.65%
Ningbo ZRCC LyondellBasell New Material Co. Ltd.	50.00%	50.00%

Schedule of changes in equity investments [Table Text Block]
The changes in our equity investments are as follows at December 31:

Millions of dollars	2022	2021
Beginning balance	$4,786	$4,729
Capital contributions	108	61
Income from equity investments	5	461
Acquisition of equity investments	4	106
Distribution of earnings, net of tax	(349)	(315)
Depreciation of PO Joint Ventures and Louisiana Joint Venture	(155)	(156)
Currency exchange effects	(100)	(55)
Other	(4)	(45)
Ending balance	$4,295	$4,786

Schedule of balance sheet information of equity investments [Table Text Block]
Summarized balance sheet information of our investments accounted for under the equity method (presented at 100%) at December 31 are as follows:

Millions of dollars	2022	2021
Current assets	$4,043	$5,488
Noncurrent assets	11,185	11,521
Total assets	15,228	17,009
Current liabilities	2,995	3,589
Noncurrent liabilities	2,615	2,544
Net assets	$9,618	$10,876

Schedule of income statement information of equity method investments [Table Text Block]
Summarized income statement information of our investments accounted for under the equity method (presented at 100%) at December 31 are as follows:

	Year Ended December 31,
Millions of dollars	2022	2021	2020
Revenues	$15,435	$15,456	$9,172
Cost of sales	(14,900)	(13,269)	(7,883)
Gross profit	535	2,187	1,289
Net operating expenses	(519)	(497)	(320)
Operating income	16	1,690	969
Interest income	7	—	1
Interest expense	(24)	(48)	(70)
Foreign currency translation	(1)	(5)	5
Other (expense) income, net	(26)	(21)	2
(Loss) income before income taxes	(28)	1,616	907
Provision for income taxes	(1)	(337)	(183)
Net (loss) income	$(29)	$1,279	$724